Offerings - Offering: 1	Aug. 06, 2024 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, reserved for future grant under the Dynavax Technologies Corporation 2018 Equity Incentive Plan
Amount Registered	11,400,000
Proposed Maximum Offering Price per Unit	10.51
Maximum Aggregate Offering Price	$ 119,814,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 17,684.55
Offering Note	This calculation is made solely for the purpose of determining the registration fee pursuant to the provisions of Rule 457(c) and (h) under the Securities Act. The offering price per share and the aggregate offering price are calculated based on the average of the high and low sale prices per share of the Common Stock as reported on The Nasdaq Capital Market on August 2, 2024, rounded up to the nearest cent.